PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Buildings	$ 1,311,422	$ 1,384,609
Land use rights	299,570	316,289
Plant and machinery	2,936,103	5,114,148
Automobiles	147,720	193,930
Office and computer equipment	238,647	447,619
Total property and equipment	4,933,462	7,456,595
Less: Accumulated depreciation and amortization	(1,633,408)	(2,782,929)
Impairment of long-lived assets	(1,050,869)	(1,977,848)
Property and equipment, net	2,249,185	2,694,167
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	2,249,185	2,694,167
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets	1,050,869	1,977,848
Property and equipment, net	$ 0	$ (1,651)